ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - Range Member	6 Months Ended	8 Months Ended
	Feb. 28, 2015	Aug. 31, 2014
Fair Value Assumptions, Risk-free interest rate		2.12%
Fair Value Assumptions, Expected Life		7 years
Fair Value Assumptions, Expected Dividend		0.00%
Fair Value Assumptions, Expected Volatility		30.00%
Warrant [Member]
Fair Value Assumptions, Risk-free interest rate	1.10%
Fair Value Assumptions, Expected Life	3 years
Fair Value Assumptions, Expected Dividend	0.00%
Fair Value Assumptions, Expected Volatility	60.00%